Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.00%	2.10%	1.90%
Rate of compensation increase	3.30%	6.50%	6.50%
Expected long-term return on plan assets	0.30%	0.30%	0.40%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.60%	6.20%	6.90%
Rate of compensation increase	2.00%	3.50%	3.90%
Expected long-term return on plan assets	5.80%	5.70%	6.50%